Offerings - Offering: 1	Feb. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	5,462,751
Proposed Maximum Offering Price per Unit	15.00
Maximum Aggregate Offering Price	$ 81,941,265.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,316.09
Offering Note	Consists of up to (i) 5,333,333 shares of common stock, par value $0.0001 per share, of the Registrant ("Common Stock") issued in a private placement to accredited investors on February 5, 2026 (the "Private Placement") and (ii) 129,418 shares of Common Stock issuable upon exercise of the warrants issued to each of the U.S. registered broker-dealers acting as placement agents in connection with the Private Placement. The proposed maximum offering price per share has been estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended, based upon the original sale price of the shares of Common Stock registered for resale hereunder. The price per share and maximum aggregate offering price in the table above are based on a price of $15.00 per share, which is the price at which the Registrant sold shares of its common stock in the Private Placement.